Consolidated Statements of Comprehensive Income (Loss) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement of Comprehensive Income [Abstract]
Net (loss) income	$ 2,376	$ (51,261)	$ (625,318)	$ (530,661)	$ 231,304
Change in unrealized gains/losses on cash flow hedges:
Unrealized (losses) gains on forward foreign exchange contracts	(1,358)	(3,112)	387	1,929	(2,443)
Reclassification of losses to net income (loss) for forward foreign exchange contracts			59	1,256	181
Unrealized (losses) gains on interest rate swaps	15,076	(79,999)	(90,110)	(37,634)
Reclassification of losses to net (loss) income for interest rate swaps	7,384	1,429	22,432	276
Foreign currency translation adjustments	(4,550)	(14,482)	(2,381)	1,955	(14,096)
Reclassification of loss to net (loss) income for business divestiture		4,231	4,231
Total comprehensive (loss) income, net of tax	18,928	(143,194)	(690,700)	(562,879)	214,946
Less: Comprehensive (loss) income attributable to non-controlling interests	27,246	3,695	29,616	23,158	(85,241)
Comprehensive income (loss) attributable to Endeavor Operating Company, LLC	$ (8,318)	$ (146,889)	$ (720,316)	$ (586,037)	$ 300,187